Revenue - Maturity analysis of sales-type lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 12, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
2026	$ 152,281
2027	153,300
2028	153,720
2029	153,300
2030	153,300
2031 and thereafter	2,216,340
Total minimum lease receivable	2,982,241
Unguaranteed residual value	332,400
Gross investment in sales-type lease	3,314,641
Less: unearned interest income	(1,566,360)
Net investment in sales-type lease	1,748,281	$ 1,767,500
Less: current portion of net investment in sales-type lease	(146,829)		$ 0
Non-current portion of net investment in sales-type lease	$ 1,601,452		$ 0